Equity (Details) - Schedule of share capital - shares	Dec. 31, 2020	Dec. 31, 2019
Schedule of share capital [Abstract]
Ordinary shares, Authorized	1,800,000,000	15,000,000
Ordinary shares, Issued and outstanding	145,148,593	11,439,401